Temporary Equity (Details Narrative) (FaceBank Group, Inc. Pre-Merger) (10-K) - Series D Preferred Stock [Member] - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 19, 2019	Sep. 06, 2019	Jul. 15, 2019	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Temporary equity, value of shares to be issued					$ 203
FaceBank Group, Inc Pre-Merger [Member]
Temporary equity, number of shares to be issued	253,000	203,000	253,000
Temporary equity, value of shares to be issued	$ 253	$ 203	$ 253	$ 203		$ 709
Cumulative cash dividend rate						8.00%
Dividend price per share						$ 1.00
Cash dividend, description						Holders of shares of the Series D Preferred Stock are entitled to receive, cumulative cash dividends at the rate of 8% on $1.00 per share of the Series D Preferred Stock per annum (equivalent to $0.08 per annum per share).
Trading price, price limit to be classified as temporary equity						$ 0.35
Preferred stock, increased par value						$ 1.29
Bifurcated redemption feature recognized						$ 589
Accrued dividend						$ 14